Intangible Assets (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 09, 2023	Jun. 30, 2022
Intangible Assets [Abstract]
Amount paid in connection	$ 2,031
Amortized over a period	10 years
Amortization expense	$ 347	$ 282